Operating Segments	3 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Operating Segments

Note 21. Operating Segments

The Companies are organized primarily on the basis of products and services sold in the U.S. A description of the operations included in the Companies’ primary operating segments effective September 2023 is as follows:

Primary Operating Segment	Description of Operations	Dominion Energy	Virginia Power
Dominion Energy Virginia	Regulated electric distribution	X	X
	Regulated electric transmission	X	X
	Regulated electric generation fleet(1)	X	X
Dominion Energy South Carolina	Regulated electric distribution	X
	Regulated electric transmission	X
	Regulated electric generation fleet	X
	Regulated gas distribution and storage	X
Contracted Energy(2)	Nonregulated electric generation fleet(3)	X
(1)
Includes Virginia Power’s non-jurisdictional solar generation operations.
(2)
Includes renewable natural gas operations.
(3)
Includes solar generation facility development operations.

In addition to the operating segments above, the Companies also report a Corporate and Other segment.

Dominion Energy

The Corporate and Other Segment of Dominion Energy includes, effective September 2023, its corporate, service company and other functions (including unallocated debt) as well as its noncontrolling interest in Dominion Privatization and its noncontrolling interest in Wrangler (through March 2022) and Hope (through August 2022). In addition, Corporate and Other includes specific items attributable to Dominion Energy’s operating segments that are not included in profit measures evaluated by executive management in assessing the segments’ performance or in allocating resources, as well as the net impact of the operations included in the East Ohio, PSNC and Questar Gas Transactions, its noncontrolling interest in Cove Point and gas transmission and storage operations, including its noncontrolling interest in Atlantic Coast Pipeline, reported as discontinued operations which are discussed in Notes 3 and 10 as well as Notes 3 and 9 to the Consolidated Financial Statements in Dominion Energy’s Annual Report on Form 10-K for the year ended December 31, 2022.

In the three months ended March 31, 2023, Dominion Energy reported after-tax net income of $409 million in the Corporate and Other segment, including $464 million of after-tax net income for specific items with $304 million of after-tax net income attributable to its operating segments. In the three months ended March 31, 2022, Dominion Energy reported after-tax net income of $29 million in the Corporate and Other segment, including $20 million of after-tax net income for specific items with $352 million of after-tax net expenses attributable to its operating segments.

The net income for specific items attributable to Dominion Energy’s operating segments in 2023 primarily related to the impact of the following items:

•
A $332 million ($253 million after-tax) gain related to economic hedging activities, attributable to Contracted Energy;
•
A $123 million ($90 million after-tax) gain related to investments in nuclear decommissioning trust funds, attributable to:
•
Contracted Energy ($77 million after-tax); and
•
Dominion Energy Virginia ($13 million after-tax); and
•
A $61 million ($45 million after-tax) charge for amortization of a regulatory asset established in connection with the settlement of the 2021 Triennial Review, attributable to Dominion Energy Virginia.

The net expenses for specific items attributable to Dominion Energy’s operating segments in 2022 primarily related to the impact of the following items:

•
A $172 million ($131 million after-tax) loss related to economic hedging activities, attributable to Contracted Energy;
•
A $125 million ($102 million after-tax) loss related to investments in nuclear decommissioning trust funds, attributable to:

•
Contracted Energy ($90 million after-tax); and
•
Dominion Energy Virginia ($12 million after-tax);
•
A $94 million ($70 million after-tax) charge associated with storm damage and service restoration in Virginia Power’s service territory, attributable to Dominion Energy Virginia; and
•
A $61 million ($45 million after-tax) charge for amortization of a regulatory asset established in connection with the settlement of the 2021 Triennial Review, attributable to Dominion Energy Virginia.

The following table presents segment information pertaining to Dominion Energy’s operations:

	Dominion Energy Virginia	Dominion Energy South Carolina	Contracted Energy	Corporate and Other	Adjustments & Eliminations	Consolidated Total
(millions)
Three Months Ended March 31, 2023
Total revenue from external customers	$2,384	$844	$308	$347	$—	$3,883
Intersegment revenue	—	1	3	231	(235)	—
Total operating revenue	2,384	845	311	578	(235)	3,883
Net income from discontinued operations	—	—	—	281	—	281
Net income attributable to Dominion Energy	384	91	113	409	—	997
Three Months Ended March 31, 2022
Total revenue from external customers	$2,169	$798	$244	$(98)	$—	$3,113
Intersegment revenue	(4)	1	4	215	(216)	—
Total operating revenue	2,165	799	248	117	(216)	3,113
Net income from discontinued operations	—	—	—	411	—	411
Net income attributable to Dominion Energy	516	109	57	29	—	711

Intersegment sales and transfers for Dominion Energy are based on contractual arrangements and may result in intersegment profit or loss that is eliminated in consolidation, including amounts related to entities presented within discontinued operations.

Virginia Power

The Corporate and Other Segment of Virginia Power primarily includes specific items attributable to its operating segment that are not included in profit measures evaluated by executive management in assessing the segment’s performance or in allocating resources.

In the three months ended March 31, 2023, Virginia Power reported after-tax net expenses of $31 million in the Corporate and Other segment, including $32 million of after-tax net expenses for specific items all of which was attributable to its operating segment. In the three months ended March 31, 2022, Virginia Power reported after-tax net expenses of $159 million in the Corporate and Other segment, including $130 million of after-tax net expenses for specific items all of which was attributable to its operating segment.

The net expenses for specific items attributable to Virginia Power’s operating segment in 2023 primarily related to the impact of the following item:

•
A $61 million ($45 million after-tax) charge for amortization of a regulatory asset established in connection with the settlement of the 2021 Triennial Review.

The net expenses for specific items attributable to Virginia Power’s operating segment in 2022 primarily related to the impact of the following items:

•
A $94 million ($70 million after-tax) charge associated with storm damage and service restoration in its service territory; and
•
A $61 million ($45 million after-tax) charge for amortization of a regulatory asset established in connection with the settlement of the 2021 Triennial Review.

The following table presents segment information pertaining to Virginia Power’s operations:

	Dominion Energy Virginia	Corporate and Other	Consolidated Total
(millions)
Three Months Ended March 31, 2023
Operating revenue	$2,384	$—	$2,384
Net income (loss)	384	(31)	353
Three Months Ended March 31, 2022
Operating revenue	$2,165	$2	$2,167
Net income (loss)	516	(159)	357